Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
LONG TERM DEBT

6 – LONG TERM DEBT

The Company has a term loan with a bank whose proceeds were used for general working capital needs (the “Term Loan”).  The Term Loan was established in March 2009 as a result of a conversion of a revolving line of credit.  The Term Loan is personally guaranteed by one of the Company’s stockholders and is collateralized by the assets of the Company.  Payments of principal and interest are approximately $2,700 per month. The Term Loan matures in five years and incurs interest at the rate of 6.75% per annum.  Balances due as of June 30, 2012 was approximately $52,000.

The Company has a mortgage related to certain real estate which houses the Company’s main offices in Plantation, Florida.  The loan originated July, 2010 in the amount of $192,500 and matures July 2020, when a balloon principal payment of approximately $129,000 becomes due.  The loan is collateralized by the real estate and is personally guaranteed by the stockholder of the Company. Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve. The balance under this mortgage loan as of June 30, 2012 was approximately $183,000. Monthly payments for principal and interest are approximately $1,500 until July 2015, when the total monthly payment may vary due to the adjustable interest rate provision in the note.

Future annual principal payments for the twelve months ending June 30 are as follows:

2013	$34,789
2014	28,700
2015	6,192
2016	6,621
2017	7,079
Thereafter	151,649
Total	$235,030

5 – LONG TERM BORROWINGS

The Company has a term loan with a bank whose proceeds were used for general working capital needs (the “Term Loan”).  The Term Loan was established in March 2009 as a result of a conversion of a revolving line of credit.  The Term Loan is personally guaranteed by one of the Company’s stockholders and is collateralized by the assets of the Company.  Payments of principal and interest are approximately $2,700 per month. The Term Loan matures in five years and incurs interest at the rate of 6.75% per annum.  Balances due as of December 31, 2011 and 2010 were $67,000 and $93,000, respectively.

Dream Reachers, LLC has a mortgage related to certain real estate which houses the Company’s main offices in Plantation, Florida.   The loan originated July, 2010 in the amount of $192,500 and matures July 2020, when a balloon principal payment of approximately $129,000 becomes due.  The loan is collateralized by the real estate and is personally guaranteed by a stockholder of the Company and all members of the affiliate. Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve.   The balance under this mortgage loan as of December 31, 2011 and 2010 was approximately $186,000 and 190,000, respectively.  Monthly payments for principal and interest are approximately $1,500 until July 2015, when the total monthly payment may vary due to the adjustable interest rate provision in the note.

On August 23, 2011, the Company entered into a Letter of Intent agreement with a private equity group relating to a possible equity transaction. On September, 13, 2011, in connection with this contemplated transaction, the Company received a $150,000 bridge loan (the “Initial Bridge Loan”) from the private equity group.  The Initial Bridge Loan is secured by a promissory note for the amount of the loan, incurs interest at 12% per annum and matures on December 31, 2014.  On October 21, 2011, the Initial Bridge Loan was repaid.

On October 21, 2011, the Company entered into a second Bridge Loan agreement (the “Bridge Loan”) in the amount of $250,000 with a third party lender. The primary purpose is to repay the Initial Bridge Loan and to pay for certain professional fees in connection with a reverse merger with a Public Company. The Bridge Loan incurs interest at the rate of 12% per annum which will be due only in the event the contemplated equity transaction does not materialize. Upon the closing of the transaction, all interest accrued but not paid shall be deemed cancelled and paid in full and the entire principal amount of the note shall be automatically converted into an aggregate of 103,523 shares of common stock at a conversion price of $2.415 per share which is equal to a discount of 25% of to the Purchase Price. The loan was converted to stock in February 2012.

Future annual principal payments for the five years ending December 31 are as follows:

2012	$283,640
2013	35,981
2014	13,909
2015	6,404
2016	6,848
Thereafter	155,275
Total	$502,057